Long Term Debt - Borrowing Base Credit Facility (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
MRD [Member] | 2.0 Billion Revolving Credit Facility Due June 2019 [Member]
Line Of Credit Facility [Line Items]
Borrowing base	$ 725,000	$ 725,000
MEMP [Member] | 2.0 Billion Revolving Credit Facility Due March 2018 [Member]
Line Of Credit Facility [Line Items]
Borrowing base	$ 1,300,000	$ 1,440,000